Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Total revenue	$ 7,984	$ 10,098	$ 17,388	$ 19,816
Tanzania [member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 7,984	$ 10,098	$ 17,388	$ 19,816